Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Selling and Marketing Expenses [Abstract]
Marketing and branding expenses	$ 9,133,617	$ 4,908,421	$ 2,924,496
Advertising expenses	2,435,769	3,105,512	2,359,656
Total	$ 11,569,386	$ 8,013,933	$ 5,284,152